Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Interest	$ 20.1	$ 18.6	$ 22.9
Income taxes, net	64.3	45.4	68.6
Transaction proceeds	0.0	14.5	0.0
Capital leases	29.4	18.9	12.1
Restricted cash	55.5	16.4
Argentina, Pesos
Condensed Cash Flow Statements, Captions [Line Items]
Purchase of debt securities	2.1	25.8	11.0
Proceeds from sale of securities	$ 2.0	$ 18.7	$ 7.4
Mexico City | Brink's Mexico
Condensed Cash Flow Statements, Captions [Line Items]
Lease term (in years)	2 years	2 years
Transaction proceeds		$ 14.5
Cash from Short Term Borrowings
Condensed Cash Flow Statements, Captions [Line Items]
Restricted cash	$ 22.3	3.5
Cash Held From Customers
Condensed Cash Flow Statements, Captions [Line Items]
Restricted cash	$ 33.2	$ 12.9